Business Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Information on Company's Business Segments

The following table details information on the Company’s business segments:

	Three Months Ended March 31,
	2012	2013
Sales to external customers
North America	$388,135	$382,808
Europe	289,028	264,487
South America	33,852	45,402
Asia Pacific	54,249	54,860

Consolidated	$765,264	$747,557

Intersegment sales
North America	$2,003	$3,734
Europe	2,277	1,847
South America	81	—
Asia Pacific	1,889	2,105
Eliminations and other	(6,250)	(7,686)

Consolidated	$—	$—

Segment profit (loss)
North America	$38,005	$33,806
Europe	(3,870)	(6,053)
South America	(2,133)	(3,381)
Asia Pacific	206	3,392

Income before income taxes	$32,208	$27,764

Restructuring cost included in segment profit (loss)
North America	$4,700	$1,784
Europe	1,231	2,970
South America	—	—
Asia Pacific	163	6

Consolidated	$6,094	$4,760

	December 31, 2012	March 31, 2013
Segment assets
North America	$772,269	$819,632
Europe	593,340	570,666
South America	145,257	164,415
Asia Pacific	223,801	229,056
Eliminations and other	291,310	271,697

Consolidated	$2,025,977	$2,055,466

The following table details information on the Company’s business segments:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Sales to external customers
North America	$508,738	$739,419	$1,417,281	$1,503,736
Europe	363,167	464,408	1,078,165	1,016,576
South America	56,957	82,137	139,518	147,408
Asia Pacific	80,266	119,055	218,545	213,182

Consolidated	$1,009,128	$1,405,019	$2,853,509	$2,880,902

Intersegment sales
North America	$1,757	$2,640	$7,939	$8,157
Europe	4,061	5,029	10,490	9,003
South America	—	34	123	187
Asia Pacific	2,022	2,788	4,760	7,699
Eliminations and other	(7,840)	(10,491)	(23,312)	(25,046)

Consolidated	$—	$—	$—	$—

Segment profit (loss)
North America	$233,526	$58,004	$158,178	$136,456
Europe	33,599	(15,775)	(70,062)	(56,626)
South America	42,637	3,022	5,676	(18,859)
Asia Pacific	10,192	969	3,471	6,314

Income before income taxes	$319,954	$46,220	$97,263	$67,285

Restructuring cost included in segment profit (loss)
North America	$851	$485	$6,250	$856
Europe	4,822	(987)	45,036	27,582
South America	—	—	—	—
Asia Pacific	220	990	920	325

Consolidated	$5,893	$488	$52,206	$28,763

Net interest expense (income) included in segment profit (loss)
North America	$22,181	$12,593	$17,142	$17,011
Europe	12,870	7,222	17,431	18,273
South America	3,112	1,325	(262)	2,685
Asia Pacific	6,342	3,877	6,248	6,793

Consolidated	$44,505	$25,017	$40,559	$44,762

Depreciation and amortization expense
North America	$18,843	$35,559	$60,898	$59,375
Europe	13,119	23,728	49,261	49,216
South America	1,299	3,898	7,079	6,879
Asia Pacific	2,391	3,484	6,836	7,261

Consolidated	$35,652	$66,669	$124,074	$122,731

Capital expenditures
North America	$9,120	$21,197	$41,822	$58,326
Europe	4,663	18,182	37,595	41,351
South America	105	2,524	10,412	17,350
Asia Pacific	6,774	8,660	9,220	7,130
Eliminations and other	2,273	3,878	9,290	3,910

Consolidated	$22,935	$54,441	$108,339	$128,067

Segment assets
North America			$752,082	$772,269
Europe			661,940	593,340
South America			145,281	145,257
Asia Pacific			213,189	223,801
Eliminations and other			231,296	291,310

Consolidated			$2,003,788	$2,025,977

Geographic information for revenues

Geographic information for revenues, based on country of origin, and long-lived assets is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Revenues
United States	$277,109	$382,089	$752,627	$802,079
Canada	102,863	141,988	281,560	275,386
Mexico	128,766	215,342	383,094	426,272
Germany	118,314	149,404	293,293	243,853
France	54,617	73,272	303,925	322,499
Other	327,459	442,924	839,010	810,813

Consolidated	$1,009,128	$1,405,019	$2,853,509	$2,880,902

Tangible long-lived assets
United States			$133,778	$137,418
Canada			45,687	47,978
Mexico			50,344	55,722
Germany			111,665	110,937
France			74,227	65,775
Other			204,016	210,778

Consolidated			$619,717	$628,608

Sales to customers contributing ten percent or more of consolidated sales

Sales to customers of the Company which contributed ten percent or more of its total consolidated sales and the related percentage of consolidated Company sales for 2010, 2011 and 2012 are as follows:

Customer	2010 Percentage of Combined Net Sales	2011 Percentage of Combined Net Sales	2012 Percentage of Combined Net Sales
Ford	28%	26%	25%
General Motors	16%	14%	13%
Fiat/Chrysler	12%	11%	12%